Significant accounting policies - Somos - Anglo (Predecessor) (Details 3)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Significant accounting policies
Nominal statutory rates for calculating IRPJ (as a percent)		25.00%
Nominal statutory rates for calculating CSLL (as a percent)		9.00%
Minimum Period of contract for sale of textbooks and learning systems (in years)		3 years
Maximum Period of contract for sale of textbooks and learning systems (in years)		5 years
Nominal statutory rate on service revenues (as a percent)		9.25%
Municipal service tax, statutory rate (as a percent)		5.00%
Somos - Anglo (Predecessor)
Significant accounting policies
Nominal statutory rates for calculating IRPJ (as a percent)	25.00%
Nominal statutory rates for calculating CSLL (as a percent)	9.00%
Minimum Period of contract for sale of textbooks and learning systems (in years)	3 years
Maximum Period of contract for sale of textbooks and learning systems (in years)	5 years
Nominal statutory rate on service revenues (as a percent)	9.25%
Municipal service tax, statutory rate (as a percent)	5.00%